Related parties	9 Months Ended
Sep. 30, 2022
Related Party [Abstract]
Related parties	Related parties
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions.
A.T. Holdings II Sàrl (“AT Holdings II”) is a shareholder in the Company. AT Holdings II is in turn ultimately wholly owned by Auven Therapeutics Holdings, L.P. (“ATH”), a limited partnership registered in the British Virgin Islands. ATH’s General Partner is Auven Therapeutics General L.P., which itself is a limited partnership whose General Partner is Auven Therapeutics GP Ltd. The manager of ATH is Auven Therapeutics Management L.L.L.P. (“ATM”). As a result, ATH is considered a related party.
Based on the Company’s contribution and equity interest in Overland ADCT BioPharma, certain of the Company’s employees serve on its board of directors. As a result, Overland ADCT BioPharma is considered a related party.
Services provided by the Company to related parties
The Company provides registered office and other simple administrative services to three subsidiaries of ATH. The amounts invoiced for the three and nine months ended September 30, 2022 and recovered through G&A expenses, amounted to nil and KUSD 1, respectively (three and nine months ended September 30, 2021: KUSD 1 and KUSD 3, respectively).
As contemplated by the license agreement with Overland ADCT BioPharma, Overland ADCT BioPharma has elected to participate in certain of the Company’s global clinical trials, in exchange for which it reimburses the Company for a portion of the cost of those trials. Overland ADCT BioPharma also reimburses the Company for certain expenses in connection with technology transfer and assistance of clinical personnel. During the three and nine months ended September 30, 2022, the Company incurred KUSD 818 and KUSD 2,014, respectively, of clinical trial and service costs to be reimbursed by Overland ADCT BioPharma, which is recorded as a reduction of R&D expenses in the Company’s unaudited condensed consolidated interim statement of operations (three and nine months ended September 30, 2021: KUSD 812 and KUSD 1,602, respectively).

In addition, the Company entered into a supply agreement with Overland ADCT BioPharma whereby the Company provides Overland ADCT BioPharma clinical supply for use in trials and supply for early access programs. For the three and nine months ended September 30, 2022, KUSD 5 and KUSD 45, respectively, of supply was provided to Overland ADCT BioPharma which is recorded as a reduction of R&D expenses in the Company’s unaudited condensed consolidated interim statement of operations. There were no such sales to Overland ADCT BioPharma during the three and nine months ended September 30, 2021.
Related party balances
The Company had a related party receivable balance with Overland ADCT BioPharma of KUSD 1,695 and KUSD 789 as of September 30, 2022 and December 31, 2021, respectively. There were no trade accounts payable with related parties as of September 30, 2022 and December 31, 2021.
Key management compensation
The compensation of key management is shown below:

	Three months ended September 30,		Nine months ended September 30,
(in KUSD)	2022	2021	2022	2021
Salaries and other short-term employee costs	2,177	2,279	6,383	6,280
Pension costs	47	98	251	338
Share-based compensation expense	8,011	6,448	20,460	20,269
Other compensation	7	12	25	34
Total	10,242	8,837	27,119	26,921

During the second quarter of 2022, there was an organizational realignment of certain key management as a result of the appointment of the Company's new CEO. The key management compensation for the three and nine months ended September 30, 2022 reflects the new management structure, while the comparable prior periods have not been recast to conform to the current structure.